CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share	$ 5.00	$ 5.00
Common Stock, Shares Authorized	35,000,000	35,000,000
Common Stock, Shares, Issued	19,194,615	19,015,721
Common Stock, Shares, Outstanding	18,215,679	19,015,721
Series D Preferred Stock [Member]
Preferred Stock, Shares Issued	3,424,803	3,424,803
Preferred Stock, Shares Outstanding	3,424,803	3,424,803
Series E Preferred Stock [Member]
Preferred Stock, Shares Issued	4,600,000	4,600,000
Preferred Stock, Shares Outstanding	4,600,000	4,600,000
Series F Preferred Stock [Member]
Preferred Stock, Shares Issued	6,000,000	6,000,000
Preferred Stock, Shares Outstanding	6,000,000	6,000,000
Series G Preferred Stock [Member]
Preferred Stock, Shares Issued	2,615,000	2,625,000
Preferred Stock, Shares Outstanding	2,615,000	2,625,000
Series C Preferred Stock [Member]
Preferred Stock, Shares Issued		2,000,000
Preferred Stock, Shares Outstanding		2,000,000